Turnover and Segment Information - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) Segments Wholesalers	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of operating segments [line items]
Number of reportable operating segments | Segments	4
Description of factors used to identify entity's reportable segments	Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the Corporate Executive Team (CET). GSK reports results under four segments: Pharmaceuticals; Pharmaceuticals R&D; Vaccines and Consumer Healthcare, and individual members of the CET are responsible for each segment.
Revenue recognised in year from performance obligations satisfied in previous periods	£ 426
Turnover from changes to estimates of RAR accruals	122
Royalty income	299	£ 356	£ 398
Turnover	30,821	30,186	27,889
Contingent consideration liability	6,286	6,172	5,896	£ 3,855
Shionogi-ViiV Healthcare [member]
Disclosure of operating segments [line items]
Contingent consideration liability	5,937	5,542
Pfizer put option	1,240	1,304
Consumer Healthcare [member]
Disclosure of operating segments [line items]
Turnover	7,658	7,750	7,193
Put option liability	£ 0	8,606
US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Number of wholesalers | Wholesalers	3
Wholesalers 1 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	£ 2,709	2,449	2,139
Wholesalers 2 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	2,962	3,043	2,691
Wholesalers 3 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	£ 2,656	£ 2,356	£ 2,129